Variable interest entity (Tables)	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of operating results of VIEs

	For the six months ended June 30, 2024	For the six months ended June 30, 2023

Net loss from discontinued operations	$—	$(3,842,329)